Fair Value Measurements (Narrative) (Detail) (USD $)	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Impaired loans held-for-investment and held-for-sale with outstanding principal balances	$ 39,300,000	$ 39,300,000		$ 39,100,000	$ 38,400,000
Estimated fair value of impaired loans held-for-investment and held-for-sale	35,700,000	35,700,000		35,700,000	35,700,000
Impaired Financing Receivables Provisions		604,000	2,400,000	4,100,000	2,700,000
Net impairment charge-offs		992,000	1,400,000	7,700,000	3,700,000
Assets acquired through foreclosure, or deed in lieu of foreclosure	2,100,000	2,100,000		3,359,000	171,000
Subsequent valuation adjustments to other real estate owned (REO)	0	0		72,000	146,000
Maturity period of cash and cash equivalents		Six months or less		Three months or less
Maturity period of certificates of deposit, minimum		Six months or less		Six months or less
Maturity period of certificates of deposit, maximum		Six months or greater		Six months or greater
Fair Value Equity Level 1 And Level 2 Transfers Amount		$ 0